Decommissioning Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Decommissioning Liabilities [Line Items]
Decommissioning obligations (in Dollars)	$ 12.5
Decommissioning liabilities (in Dollars)	$ 340.8	$ 206.5
Discount rate	10.50%	12.00%
Inflation rate	2.00%	2.00%
Credit-adjusted discount rate, percentage	1.00%
Decommissioning Liabilities [Member]
Decommissioning Liabilities [Line Items]
Decommissioning liabilities (in Dollars)	$ 3.1